RETIREMENT PLANNER'S EDGE

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHL VARIABLE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

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THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

THE PHOENIX EDGE SERIES FUND
----------------------------
        o   Phoenix-Kayne Large-Cap Core Series
        o   Phoenix-Kayne Small-Cap Quality Value Series
        o   Phoenix-Lazard International Equity Select Series
        o   Phoenix-Lazard Small-Cap Value Series
        o   Phoenix-Lazard U.S. Multi-Cap Series
        o   Phoenix-Lord Abbett Bond-Debenture Series
        o   Phoenix-Lord Abbett Large-Cap Value Series
        o   Phoenix-Lord Abbett Mid-Cap Value Series
        o   Phoenix-State Street Research Small-Cap Growth Series

   These funds are not yet available to California residents and are pending
                          California state approval.

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THE FOLLOWING INFORMATION IS ADDED TO THE SECTION TITLED "INVESTMENTS OF THE
ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
    PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.


    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


TF779                                                                Page 1 of 3

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THE FOLLOWING INFORMATION IS ADDED TO THE "SUMMARY OF EXPENSES" SECTION IN THE
PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                           OTHER
                                                                          OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                    INVESTMENT   RULE      EXPENSES     FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                    MANAGEMENT   12B-1      BEFORE         BEFORE          AFTER           AFTER
                      SERIES                            FEE      FEES   REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                     0.75%      N/A       0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                          1.00%      N/A       1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3,)                        0.85%      N/A       2.28%           3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)       0.85%      N/A       2.34%           3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                         0.35%      N/A       0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(3, 7)             0.35%      N/A       2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)    0.75%      N/A       0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                 0.63%      N/A       0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)         0.90%      N/A       1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)          0.60%      N/A       0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                    0.40%      N/A       0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)       0.50%      N/A       0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                  0.70%      N/A       0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)     0.45%      N/A       0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                   0.80%      N/A       0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                            0.85%      N/A       0.34%           1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                   0.70%      N/A       0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)          0.90%      N/A       1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)     0.90%      N/A       1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                 0.90%      N/A       1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                  0.80%      N/A       0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)             0.75%      N/A       1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)            0.75%      N/A       0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)              0.85%      N/A       0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)           0.75%      N/A       2.99%           3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                  0.75%      N/A       3.34%           4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                            0.75%      N/A       1.85%           2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)                0.70%      N/A       0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)           0.58%      N/A       0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)             0.90%      N/A       1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)         1.05%      N/A       0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)       1.05%      N/A       1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                   0.80%      N/A       0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                  0.75%      N/A       0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1, 10) 0.85%      N/A       0.70%           1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                 0.85%      N/A       2.33%           3.18%          0.15%           1.00%
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

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.


TF779                                                                Page 2 of 3


EXPENSE EXAMPLES:

 You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

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                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $31             $  95              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                39               118              N/A               N/A
Phoenix-Lazard International Equity Select                           43               129              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       39               119              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        36               110              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   39               119              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  33               101              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    37               112              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       34               104              N/A               N/A

====================================================================================================================================

THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

       ------------------------------------------------------------------
       PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
       ------------------------------------------------------------------
       Phoenix-Kayne Large-Cap Core Series
       Phoenix-Kayne Small-Cap Quality Value Series
       ------------------------------------------------------------------

       ------------------------------------------------------------------
       PIC SUBADVISORS
       ------------------------------------------------------------------
       Kayne Anderson Rudnick Investment Management, LLC
       o   Phoenix-Kayne Large-Cap Core Series
       o   Phoenix-Kayne Small-Cap Quality Value Series
       ------------------------------------------------------------------

       ------------------------------------------------------------------
       PHOENIX VARIABLE ADVISORS, INC. ("PVA")
       ------------------------------------------------------------------
       Phoenix-Lazard International Equity Select Series
       Phoenix-Lazard Small-Cap Value Series
       Phoenix-Lazard U.S. Multi-Cap Series
       Phoenix-Lord Abbett Bond-Debenture Series
       Phoenix-Lord Abbett Large-Cap Value Series
       Phoenix-Lord Abbett Mid-Cap Value Series
       Phoenix-State Street Research Small-Cap Growth Series
       ------------------------------------------------------------------

       ------------------------------------------------------------------
       PVA SUBADVISORS
       ------------------------------------------------------------------
       Lazard Asset Management
       o   Phoenix-Lazard International Equity Select Series
       o   Phoenix-Lazard Small-Cap Value Series
       o   Phoenix-Lazard U.S. Multi-Cap Series
       Lord, Abbett & Co.
       o   Phoenix-Lord Abbett Bond-Debenture Series
       o   Phoenix-Lord Abbett Large-Cap Value Series
       o   Phoenix-Lord Abbett Mid-Cap Value Series
       State Street Research & Management Company
       o   Phoenix-State Street Research Small-Cap Growth Series
       ------------------------------------------------------------------

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KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



TF779                                                                Page 3 of 3